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                                 MAINSTAY FUNDS


                            MAINSTAY ICAP GLOBAL FUND

                 Supplement dated April 29, 2008 ("Supplement")
              to the Prospectus dated April 29, 2008 ("Prospectus")

         This Supplement updates certain information contained in the above-dated Prospectus for the MainStay ICAP Global Fund (the "Fund"), a series of ICAP Funds, Inc. (the "Funds"). You may obtain a copy of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Closure of Fund to New Investors

The MainStay ICAP Global Fund is currently closed to all new investors. The Fund will open to accept initial in-kind seed capital on April 30, 2008, and will be open to all other purchases on May 1, 2008.




            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.